Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes
Income Taxes

Note 6

Income Taxes

Income taxes attributable to continuing operations for the years ended December 31, 2015, 2014 and 2013 differed from the amounts computed by applying the statutory U.S. Federal income tax rate of 35% to earnings before income taxes excluding noncontrolling interests for the following reasons:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Computed “expected” tax expense excluding noncontrolling interests	$84	$187	$83
Adjustments to tax expense attributable to:
Foreign tax differences	22	4	2
Tax-exempt income	(11)	(9)	(33)
State income taxes, net of federal benefit	1	10	3
Federal tax credits	(16)	(12)	(21)
Domestic manufacturing deduction	(8)	(11)	(2)
Other	(3)	(1)	—
Total income tax expense	$69	$168	$32

Certain of Seaboard's foreign operations are subject to no income tax or a tax rate, which is considerably lower than the U.S. corporate tax rate. Fluctuation of earnings or losses incurred from certain foreign operations conducting business in these jurisdictions can impact the mix of taxable earnings for each fiscal year. The treatment of biodiesel production credits as tax-exempt income was clarified by the U.S. Internal Revenue Service (“IRS”) in 2013 for 2013 and prior years and thus the amount of benefit recognized in 2013 above includes $17 million for related refund claims for prior years not previously treated as tax-exempt.

Earnings before income taxes consisted of the following:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
United States	$196	$472	$164
Foreign	44	63	80
Total earnings excluding noncontrolling interests	240	535	244
Less: net income attributable to noncontrolling interests	(1)	(1)	(2)
Total earnings before income taxes	$241	$536	$246

The components of total income taxes were as follows:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Current:
Federal	$52	$111	$(34)
Foreign	20	20	28
State and local	6	12	3
Deferred:
Federal	(14)	20	25
Foreign	8	1	5
State and local	(3)	4	5
Income tax expense	69	168	32
Unrealized changes in other comprehensive income	—	(27)	10
Total income taxes	$69	$141	$42

As of December 31, 2015 and 2014, Seaboard had income taxes receivable of $33 million and $49 million, respectively, primarily related to domestic tax jurisdictions, and had income taxes payable of $4 million and $5 million, respectively, primarily related to foreign tax jurisdictions.

Components of the net deferred income tax liability at the end of each year were as follows:

	December 31,
(Millions of dollars)	2015	2014
Deferred income tax liabilities:
Depreciation	$112	$107
Domestic partnerships	53	49
LIFO	11	42
Cash basis farming adjustment	9	10
Other	9	4
	$194	$212
Deferred income tax assets:
Reserves/accruals	$103	$111
Deferred earnings of foreign subsidiaries	36	35
Net operating and capital loss carry-forwards	10	19
Tax credit carry-forwards	14	15
Other	9	3
	172	183
Valuation allowance	19	21
Net deferred income tax liability	$41	$50

Seaboard recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. For the years ended December 31, 2015, 2014 and 2013, such interest and penalties were not material. The Company had approximately $4 million and $3 million accrued for the payment of interest and penalties on uncertain tax positions at December 31, 2015 and 2014, respectively.

As of December 31, 2015 and 2014, Seaboard had $7 million and $7 million, respectively, in total unrecognized tax benefits all of which, if recognized, would affect the effective tax rate. Seaboard does not have any material uncertain tax positions in which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date. The following table is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

(Millions of dollars)	2015	2014
Beginning balance at January 1	$7	$7
Additions for uncertain tax positions of prior years	1	—
Decreases for uncertain tax positions of prior years	(2)	—
Additions for uncertain tax positions of current year	1	—
Ending balance at December 31	$7	$7

Seaboard’s tax returns are regularly audited by federal, state and foreign tax authorities, which may result in material adjustments. Seaboard’s U.S. federal income tax years are closed through 2011. The jurisdictions that most significantly impact Seaboard’s effective tax rate are the U.S., Dominican Republic and Argentina.

As of December 31, 2015, Seaboard had not provided for U.S. Federal income and foreign withholding taxes on $977 million of undistributed earnings from foreign operations, as Seaboard intends to reinvest such earnings indefinitely outside of the U.S. Determination of the tax that might be paid on these undistributed earnings if eventually remitted is not practical. If Seaboard decided at a later date to repatriate these earnings to the U.S., Seaboard would be required to provide for the net tax effects on these amounts.

Management believes Seaboard’s future taxable income will be sufficient for full realization of the net deferred tax assets. The valuation allowance relates to the tax benefits from foreign net operating losses. Management does not believe these benefits are more likely than not to be realized due to limitations imposed on the deduction of these losses. At December 31, 2015, Seaboard had foreign net operating loss carry-forwards of approximately $22 million, a portion of which expire in varying amounts between 2016 and 2035, while others have indefinite expiration periods. At December 31, 2015, Seaboard had state tax credit carry-forwards of approximately $21 million, net of valuation allowance, all of which carry-forward indefinitely.

Seaboard has certain investments in various limited partnerships as a limited partner that are expected to enable Seaboard to obtain certain low income housing tax credits over a period of approximately ten years. Seaboard uses the proportional amortization method of accounting for all of its qualified affordable housing project investments by amortizing the initial cost of the investment in proportion to the income tax credits received and recognizing the net investment performance in the Consolidated Statements of Comprehensive Income as a component of income tax expense. The amounts of affordable housing tax credits and other tax benefits and related amortization expense recognized as components of income tax expense were not material for the years ended December 31, 2015, 2014 and 2013.  The balance of these investments recognized on the Consolidated Balance Sheets as of December 31, 2015 and 2014 was $10 million and $12 million, respectively.

In February 2015, Seaboard committed to invest in a limited liability company that will operate a refined coal processing plant in Oklahoma. Production of refined coal generates federal income tax credits. Seaboard contributed $9 million during 2015. Seaboard’s funding commitment for this company can vary depending on production and, based on current production estimates, is anticipated to be between $4 million and $9 million per year until 2021, for a total estimate of approximately $53 million.

On December 18, 2015, the Protecting Americans from Tax Hikes Act of 2015 (the “2015 Tax Act”) was signed into law. The 2015 Tax Act reinstated and made permanent certain expired corporate income tax provisions that impact current and deferred taxes for financial reporting purposes. The annual effects of the provisions in the new law on current and deferred tax assets and liabilities for Seaboard were recorded in the fourth quarter of 2015. The impact was a tax benefit of $13 million, or $10.92 per common share, primarily related to certain income tax credits. In addition to this amount was a credit of $17 million, or $14.88 per common share, for the 2015 Federal blender’s credits (extended by the 2015 Tax Act through December 31, 2016) that was recognized as revenues in the fourth quarter of 2015. There was no tax expense on these transactions. See Note 12 for further discussion of this Federal blender’s credit.

On December 19, 2014, the Tax Increase Prevention Act of 2014 (the “2014 Tax Act”) was signed into law. The 2014 Tax Act extended many expired corporate income tax provisions through December 31, 2014, which impacted current and deferred income taxes for financial reporting purposes. The total annual effects of the provisions in the new law on current and deferred taxes assets and liabilities for Seaboard were recorded in the fourth quarter of 2014. The impact was a tax benefit of $11 million, or $9.68 per common share, recorded primarily related to certain income tax credits. In addition to this amount was a credit of $15 million for the Federal blender’s credits for 2014 that was recognized as revenues in the fourth quarter of 2014. See Note 12 for further discussion of this Federal blender’s credit. Since the 2014 Tax Act only extended these tax provisions, including the Federal blender’s credits, through December 31, 2014, future legislation would be required to extend these expired tax provisions.

On January 2, 2013, the American Taxpayer Relief Act of 2012 (the “Tax Act”) was signed into law. The Tax Act extended many expired corporate income tax provisions that impact current and deferred taxes for financial reporting purposes. In accordance with GAAP, the determination of current and deferred taxes is based on the provisions of the enacted law as of the balance sheet date; the effects of future changes in tax law are not anticipated. The effects of changes in tax laws, including retroactive changes, are recognized in the financial statements in the period that the changes are enacted. Accordingly, as the Tax Act was signed into law in 2013, the effects of the retroactive provisions in the new law on current and deferred tax assets and liabilities for Seaboard were recorded in the first quarter of 2013. The total impact was a one-time tax benefit of $8 million recorded in the first quarter of 2013 related to certain 2012 income tax credits. In addition to this amount was a credit of approximately $11 million for the 2012 Federal blender’s credits that was recognized as revenues in the first quarter of 2013. See Note 12 for further discussion of this Federal blender’s credit.